Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 9 – Leases

The Company leases real estate used for dispensaries, cultivation facilities, production plants, and corporate offices. Lease right-of-use assets (“ROU assets”) and liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Some of our leases contain cancellation options in the event we are unable to obtain regulatory approval and permitting for a selected site, as well as other contingencies. In general, we do not record new lease arrangements until the cancellation period has expired without exercise, or until we are reasonably certain we will not exercise the cancellation option. The Company utilizes its incremental borrowing rate to calculate the present value of the contractual lease payments because the interest rate implicit in the Company’s lease arrangements is not readily determinable.

Leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets. Certain real estate leases require payment for taxes, insurance, maintenance, and other common area charges. These variable expenses are considered non-lease components. These variable payments are excluded from the measurements of lease liabilities and are expensed as incurred. The Company accounts for real estate leases and the related fixed non-lease components together as a single component.

Real estate leases typically include extension options for a period of 1–10 years. Some dispensary and office space leases include extension options exercisable up to one year before the end of the initial cancellable lease term. Typically, the option to renew the lease is for an additional period of 5 years after the end of the initial lease term and is at the option of the Company. Lease payments are in substance fixed, and certain real estate leases include annual escalation clauses with reference to an index or contractual rate.

The Company has historically entered into transactions where real estate property or equipment is sold and leased back from the buyer. These transactions are evaluated to determine if sale-leaseback accounting criteria are met. If the Company determines that it has retained control of the property or equipment, the Company records the financed lease asset in “Property and equipment, net” and a corresponding financial obligation in “Financing lease obligations” on its Consolidated Balance Sheet. The Company allocates each lease payment between a reduction of the lease obligation and interest expense using the effective interest method.

The Company leases machinery and equipment under leases that are of low-value or short-term in nature and therefore no ROU assets and lease liabilities are recognized for these leases. Expenses recognized relating to short-term leases and leases of low value during the years ended December 31, 2022 and 2021 were immaterial.

The following provides the components of lease cost, including sale leaseback arrangements, recognized in the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021:

	For the years ended December 31,
	2022	2021
Components of lease cost are as follows:
Finance lease cost:
Amortization of finance lease assets	$12,319	$8,469
Interest on finance lease liabilities	17,506	10,684
Impairment of finance lease assets	1,064	-
Total finance lease cost	30,889	19,153

Sale leaseback financial obligations:
Interest on financial obligations	16,326	13,129
Depreciation on leased assets	14,652	10,068
Total cost financial obligations	30,978	23,197

Operating lease expense:
Operating lease expense	25,512	21,894
Impairment of operating lease expense	5,959	-
Total operating lease cost	31,471	21,894

Total lease expense	$93,338	$64,244

Leased asset and liability balances, including property and financial obligations related to sale leaseback arrangements accounted for as financial obligations, as of December 31, 2022 and 2021 consist of the following:

	As of December 31, 2022		As of December 31, 2021
	Operating lease	Finance lease	Operating lease	Finance lease
Lease assets and liabilities
ROU asset	$147,668	$181,879	$97,349	$117,168
Accumulated amortization of ROU	(25,022)	(25,011)	(21,301)	(14,133)
Net ROU	122,646	156,868	76,048	103,035

Current lease liability	17,592	8,366	12,745	4,565
Non-current lease liability	115,440	167,693	65,498	109,712
Lease liability	$133,032	$176,059	$78,243	$114,277

As of December 31, 2022
Financed property and equipment, net of accumulated depreciation of $28.3 million	$194,253

Current financial obligation	$4,740
Non-current financial obligation	214,139
Total financial obligation	$218,879

In April 2021, the Company completed a sale and lease back transaction to sell its Bordentown, New Jersey cultivation and processing facility to 500 Columbia LLC. Under a long-term agreement, the Company will lease back the facility and continue to operate and manage it for a term of 12 years. As a result of the sale, which met sale leaseback criteria, the Company disposed of $0.5 million of buildings and improvements and $2.2 million of construction in progress. The Company recognized a gain on the sale related to the transaction of $3.2 million, which was recorded within other income (expense), net on the Consolidated Statements of Operations.

In May 2021, the Company completed a sale leaseback transaction to sell its Holbrook, Arizona cultivation and processing facility to TAC Vega AZ Owner, LLC. Under a long-term agreement, the Company will lease back the facility and continue to operate and manage it for a term of 10 years. The Company maintains control of the asset, and therefore, is carrying the financed asset at net book value of $14 million in Property and equipment, net, and has recorded a financial obligation for the proceeds of the sale of $14 million. The Company did not recognize a material gain or loss on the sale related to the transaction.

In June 2022, the Company entered into three sale leaseback transactions for building improvements and equipment at cultivation and processing sites in Florida, Illinois, and Pennsylvania. Subsequent to the transactions, the Company maintains control of the assets, and therefore the assets, with a net book value of $48.7 million, are carried on the Company’s Consolidated Balance Sheets as financed assets in Property & equipment, net. The Company has recorded a financial obligation of $50.1 million for the sales proceeds, which is being amortized over thirteen to fourteen-year lease periods. The company deferred $1.4 million of gains on these transactions which will be recognized over the life of the financial obligations.

In August 2022, the Company exercised an option to purchase a leased cultivation site in Massachusetts, which was previously the subject of a sale leaseback transaction in 2020, from the existing lessor for $15.0 million. The Company had previously constructed building improvements to the property with a net book value of $10.2 million. The Company subsequently sold the newly purchased building and existing improvements for $21.5 million and entered into a 23-year agreement to lease back the property and assets. The Company recognized a loss on disposal of building and improvements of $3.9 million within Other income (expense), net on the Consolidated Statements of Operations. The Company maintains control of the building and improvements and has recorded assets of $21.5 million in financed assets in Property and equipment, net, and has recorded a financial obligation of $21.5 million. Net proceeds from the purchase and sale transaction were $5.4 million.

In December 2022, the Company sold cultivation and processing equipment with a net book value of $9.7 million and leased it back under a four year agreement. At the end of the four years, the Company has an option to purchase the equipment for one dollar, which it expects to exercise. The equipment is carried as a leased asset on the Company's Consolidated Balance Sheets in Property and equipment, net. The Company has recorded a financial obligation for the sales proceeds of $9.7 million.

During the year ended December 31, 2022, due to reduced forecasts for future operating performance at the Company’s California and Colorado operations, which was an attributing factor in the Company’s decision to close the majority of operations in the California and Colorado markets, the Company evaluated the recoverability of the asset groups to determine if the carrying values were in excess of respective fair values. It was determined that the carrying value of the California and Colorado asset groups exceeded their estimated future undiscounted cash flows, and therefore the Company recorded impairment losses of $0.8 million in the California asset group related to ROU assets and $4 million in the Colorado asset group related to ROU assets, respectively. Further, due to the Company’s decision to consolidate cultivation and processing operations in Massachusetts through the exit of its Amesbury facility, the Company determined that the ROU Asset at the Amesbury Cultivation facility was also not recoverable and recorded an impairment loss of $1 million. These impairments were all recorded within the Domestic reportable segment.

Other information related to operating and finance leases is as follows:

	For the years ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(17,507)	$(10,684)
Operating cash flows from operating leases	(23,280)	(20,587)
Financing cash flows from finance leases	(5,604)	(4,425)
Cash flows from sale leaseback financial obligations	(3,089)	(18,129)
Proceeds from sale leasebacks accounted for as financial obligations	65,241	32,390
Total cash flow from lease activities	$15,761	$(21,435)

	As of December 31,
	2022	2021
ROU assets obtained in exchange for lease obligations:
Finance lease	$71,638	$26,923
Operating leases	65,008	26,369
Total ROU assets obtained in exchange for lease obligations	$136,646	$53,292

	As of December 31,
	2022	2021
Weighted average remaining lease term (in years) - Finance leases	11.4	12.2
Weighted average remaining lease term (in years) - Operating leases	6.9	7.5
Weighted average discount rate - Finance leases	11.02%	11.00%
Weighted average discount rate - Operating leases	9.94%	9.92%

At December 31, 2022, approximate future minimum payments due under non-cancelable operating leases are as follows:

Future minimum lease payments as of December 31, 2022 are:	Operating Leases	Finance Leases	Financial Obligations
Fiscal year:
2023	$29,679	$26,375	$28,613
2024	27,040	26,849	29,437
2025	23,701	26,846	30,199
2026	21,717	27,219	31,013
2027	20,236	27,824	28,910
2028 and thereafter	67,236	177,063	269,009
Total minimum payments	189,609	312,176	417,181
Less: interest	(56,577)	(136,117)	(198,302)
Present value of minimum payments	$133,032	$176,059	$218,879